Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
	2021	2020
	US$’000	US$’000

Contract receivables	3,661	3,229
Less: allowance for doubtful accounts	(30)	(30)

	3,631	3,199

Allowance for doubtful accounts activity
	2021	2020
	US$’000	US$’000

Balance at beginning of period	30	36
Less : reversal in allowances	-	(6)

Balance at end of period	30	30

Age analysis of past due account receivables
	2021	2020
	US$’000	US$’000

Current	1,441	2,014

Past due
1-30 days	1,570	85
31-60 days	495	202
61-90 days	108	41
Greater than or equal to 91 days	17	857

	2,190	1,185

	3,631	3,199

ZHEJIANG TIANLAN
Accounts receivable, net
	2021	2020
	RMB’000	RMB’000

Contract receivables	148,889	160,803
Less: allowance for doubtful accounts	(42,867)	(42,182)

	106,022	118,621

Allowance for doubtful accounts activity
	2021	2020
	RMB’000	RMB’000

Balance at beginning of period	42,182	26,484
Add: provision for allowances	868	22,161
Less: Reversal of provision for doubtful accounts	(183)	(6,463)

Balance at end of period	42,867	42,182

Age analysis of past due account receivables
	2021	2020
	RMB’000	RMB’000

Within 1 year	82,534	76,590
1 year - 2 years	12,144	31,389
2 years - 3 years	5,111	6,128
3 years - 4 years	5,141	3,678
4 years - 5 years	1,092	836

	106,022	118,621